Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Disclosure of detailed information about company’s capital structure [Table Text Block]
	December 31,	December 31,
	2025	2024

Equity attributable to shareholders of the Company	$221,617	$62,138